PHOENIX MULTI-PORTFOLIO FUND
      Supplement dated July 1, 2005 to the Prospectus dated March 29, 2005, as supplemented May 17, 2005 and June 17, 2005

IMPORTANT NOTICE TO INVESTORS

PHOENIX INTERNATIONAL STRATEGIES FUND
(FORMERLY KNOWN AS PHOENIX-ABERDEEN INTERNATIONAL FUND)

Effective July 1, 2005, Acadian Asset Management, Inc. ("Acadian") and New Star Institutional Managers Limited ("New Star") are the subadvisers to the Phoenix International Strategies Fund, replacing Aberdeen Asset Management, Inc. ("Aberdeen"). All references to Aberdeen in the fund's current prospectus are hereby deleted.

Additionally, the name of the fund was changed as follows:

--------------------------------------------------------------------------------
              Old Name                                 NEW NAME
-------------------------------------- -----------------------------------------
Phoenix-Aberdeen International Fund      PHOENIX INTERNATIONAL STRATEGIES FUND
--------------------------------------------------------------------------------

The current prospectus for the fund is, therefore, hereby supplemented as follows:

Certain of the fund's principal investment strategies are being revised to reflect the investment management style of the new subadvisers. Accordingly, the third and fourth arrowed strategies on page 1 of the current prospectus are hereby replaced in their entirety with the following:

    > The fund uses a multi-manager approach. The adviser manages the fund's investment program and the general operations of the fund, including oversight of the fund's subadvisers. Acadian Asset Management, Inc. ("Acadian") and New Star Institutional Managers Limited ("New Star"), as subadvisers, each manage a portion of the fund's assets based on its respective management style. The adviser makes the determination as to the allocation of the assets between the fund's subadvisers.

    > Acadian employs a core approach to construct international equity portfolios. Acadian utilizes quantitative screening techniques to identify attractively valued securities. All stocks in the global equity universe are evaluated across multiple quantitative factors.

         o Research is focused on identifying the factors most closely associated with outperforming stocks. Factors must have statistical significance, but also must meet the "common sense" test of having a logical connection to the attributes of a successful company.
         o The country decision is considered in combination with the sector decision and driven by the stock selection process. The country/sector model applies those factors that have proven most statistically significant by market and sector based on detailed factor attribution research.
         o A portfolio optimization program is used throughout to balance the expected return of the stocks with such considerations as the portfolio's benchmark, desired level of risk and transaction cost estimates.

    > New Star strives to invest in companies whose return on invested capital exceeds their cost of capital, that enjoy significant competitive advantages, and that it believes have good earnings momentum. Sustainable economic profits rather than accounting profits are the focus. An assessment of the liquidity environment helps determine stock and regional weightings as well as the degree of risk tolerance. Weightings at the country level may deviate significantly from the index.

     The fund's investment objective and its principal investment strategies not mentioned above remain unchanged.

On page 2, the following is added to the "Risks Related to Principal Investment Strategies" subsection:

     EMERGING MARKET INVESTING

     Investments in less-developed countries whose markets are still emerging generally present risks in greater degree than those presented by investment in foreign issuers based in countries with developed securities markets and more advanced regulatory systems. Prior governmental approval may be required in some developing countries for the release of investment income, capital and sale proceeds to foreign investors and some developing countries may limit the extent of foreign investment in domestic companies. Emerging market countries often suffer from currency devaluation and higher rates of inflation.

     Developing countries may be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed by countries with which they trade and may also be affected by economic conditions in such countries. In addition, a negative situation or condition that affects the market in one emerging market region may have a negative impact on all emerging market regions due to the so-called "ripple effect."

The following is added as the third bulleted item under Equity Securities:

    o VALUE STOCKS. Value stocks involve the risk that the value of the security will not be recognized for an unexpectedly long period of time, and that the security is not undervalued but is appropriately priced due to fundamental problems not yet apparent.

On page 4, under the heading "Fund Fees and Expenses," the "Annual Fund Operating Expenses" portion of the fee table is replaced and footnotes (d) and
(e) added as follows:

      --------------------------------------------------------------------------
                                                   CLASS A    CLASS B   CLASS C
                                                   SHARES     SHARES    SHARES
                                                   ------     ------    ------
      ------------------------------------------ ---------- ---------- ---------
      ANNUAL FUND OPERATING EXPENSES (EXPENSES
      THAT ARE DEDUCTED FROM FUND ASSETS)
      --------------------------------------------------------------------------
      Management Fees(d)                           0.85%       0.85%     0.85%
      ------------------------------------------ ---------- ---------- ---------
      Distribution and Service (12b-1) Fees        0.25%       1.00%     1.00%
      ------------------------------------------ ---------- ---------- ---------
      Other Expenses                               0.83%       0.83%     0.83%
                                                   -----       -----     -----
      ------------------------------------------ ---------- ---------- ---------
      Total Annual Fund Operating Expenses         1.93%       2.68%     2.68%
      ------------------------------------------ ---------- ---------- ---------
      Expense Waiver(e)                           (0.10)%     (0.10)%   (0.10)%
                                                  -------     -------   -------
      ------------------------------------------ ---------- ---------- ---------
      NET ANNUAL FUND OPERATING EXPENSES           1.83%       2.58%     2.58%
                                                   =====       =====     =====
      ------------------------------------------ ---------- ---------- ---------
      (d)  Restated to reflect management fee effective July 1, 2005.
      (e) Contractual arrangement with the fund's investment adviser to waive fees in the amount of 0.10% through September 30, 2006.

      Additionally, the first example table on page 5 is replaced with the following:

      --------------------------------------------------------------------------
      CLASS              1 YEAR        3 YEARS         5 YEARS       10 YEARS
      -------------- -------------- -------------- -------------- --------------
      Class A             $750         $1,137           $1,548        $2,692
      -------------- -------------- -------------- -------------- --------------
      Class B             $661         $1,023           $1,411        $2,824
      -------------- -------------- -------------- -------------- --------------
      Class C             $361          $823            $1,411        $3,005
      --------------------------------------------------------------------------

   The second example table on page 5 is replaced with the following:

   -----------------------------------------------------------------------------
   CLASS                 1 YEAR        3 YEARS         5 YEARS       10 YEARS
   ----------------- -------------- -------------- -------------- --------------
   Class B                $261          $823            $1,411        $2,824
   ----------------- -------------- -------------- -------------- --------------
   Class C                $261          $823            $1,411        $3,005
   -----------------------------------------------------------------------------

The following disclosure is added below the second table:

   The examples assume that the expense reimbursement obligations of the adviser are in effect for one year. Thereafter, the examples do not reflect any expense reimbursement.

On page 5, under the new subheading "The Adviser and Subadvisers" in "The Management of the Fund" section, the following paragraphs replace the second and third paragraphs:

   Acadian Asset Management, Inc. ("Acadian") is a subadviser to the fund and is located at One Post Office Square, 20th Floor, Boston, Massachusetts 02109. Acadian is a wholly-owned subsidiary of Old Mutual Asset Managers (US) LLC, which is wholly-owned by Old Mutual (US) Holdings, Inc. Old Mutual (US) Holdings, Inc. is wholly-owned by OM Group (UK) Limited. OM Group (UK) Limited is wholly-owned by Old Mutual PLC. Acadian serves as investment adviser to institutional portfolios in the same style as is provided to the fund. As of March 31, 2005, Acadian had approximately $15.5 billion in assets under management.

   New Star Institutional Managers Limited ("New Star") is a subadviser to the fund and is located at 1 Knightsbridge Green, London, United Kingdom, SW1X7NE. New Star is wholly-owned by New Star Institutional Managers Holdings Limited, which is wholly-owned by New Star Asset Management Group Limited. New Star serves as investment adviser to fund vehicles registered in the European Union, charitable foundations, corporations, institutional investors and private accounts. As of March 31, 2005, New Star had approximately U.S. $8.7 billion in assets under management.

   Subject to the direction of the fund's Board of Trustees, Phoenix is responsible for managing the fund's investment program, overseeing the fund's subadvisers and recommending their hiring, termination and replacement, and for the general operations of the fund. Acadian and New Star, as subadvisers, are each responsible for the day-to-day management of their portion of the fund's portfolio. Acadian and New Star manage the fund's assets to conform with the investment policies as described in this prospectus.

On page 6, under the subheading "The Adviser and Subadvisers" in the "Management of the Funds" section, the management fee tables are replaced with the following:

   --------------------------------------------------------------------------
                                              $1+ billion
                            $1st billion   through $2 billion   $2+ billion
   ----------------------- -------------- -------------------- --------------
        Management Fee          0.85%              0.80%            0.75%
   --------------------------------------------------------------------------

   Phoenix has contractually agreed to waive fees in the amount of 0.10% through September 30, 2006.

   Phoenix pays Acadian a subadvisory fee, based on the schedule below, on the aggregated international assets managed by Acadian across all Phoenix Funds subadvised by Acadian:

   ---------------------------------------------------------------------------
                                             $200+ million
                      1st $200 million   through $500 million   $500+ million
   ----------------- ------------------ ---------------------- ---------------
   Subadvisory Fee          0.50%                0.40%              0.35%
   ---------------------------------------------------------------------------

   Phoenix pays New Star a subadvisory fee, based on the schedule below, on the aggregated international assets managed by New Star across all Phoenix Funds subadvised by New Star:

     ----------------------------------------------------------------
                          1st $100 million        $100+ million
     ----------------- ---------------------- -----------------------
     Subadvisory Fee            0.50%                 0.40%
     ----------------------------------------------------------------

On page 6, the "Portfolio Management" subsection in the "Management of the Fund"
section is replaced in its entirety with the following:

   BRENDAN O. BRADLEY AND RAYMOND F. MUI co-manage Acadian's allocation of the fund's portfolio (since July 1, 2005) and are responsible for the day-to-day management of Acadian's portion of the fund's investments.

   Mr. Bradley is a Senior Vice President of Acadian and a senior member of the investment research team. Prior to joining Acadian in 2004, Mr. Bradley was a Vice President at Upstream Technologies (2002-2004), where he designed and implemented quantitative investment management systems and strategies. His professional background also includes work as a research analyst and consultant at Samuelson Portfolio Strategies (1999-2002).

   Mr. Mui is a Senior Vice President of Acadian, specializing in multi-factor equity valuation frameworks and the development of investment strategies for both the developed and emerging equity markets. He also focuses on portfolio optimization tools and the use of derivative instruments for obtaining non-U.S. equity exposure. Prior to joining Acadian in 1991, Mr. Mui was a member of the senior technical staff at Hughes Aircraft, where he developed prototypes of command, communications and information systems.

   MICHAL BARTEK, CFA AND IAN BEATTIE manage New Star's allocation of the fund's portfolio (since July 1, 2005). Mr. Beattie has overall responsibility for the day-to-day management of New Star's portion of the fund's investments and is supported by Mr. Bartek.

   Mr. Bartek is an Investment Manager of New Star and is responsible for equity research in European markets. Prior to joining New Star in 1999, Mr. Bartek was Equity Analyst with Robert Fleming Securities (1997-1999) and Equity Analyst at NatWest Markets (1995-1997).

   Mr. Beattie is an Investment Director of New Star and is responsible for the equity research of Asian markets. He is head of Asian (excluding Japan) equities at New Star. Prior to joining New Star in 1996, Mr. Beattie was a Fund Manager with Royal Insurance Asset Management (1992-1996).

On page 31, the disclosure entitled "Emerging Market Investing" in the "Additional Investment Techniques" section is hereby deleted since, by this supplement, this information is now found in the "Risks Related to Principal Investment Strategies" section of the prospectus.

PHOENIX TAX-EXEMPT BOND FUND
(FORMERLY KNOWN AS PHOENIX-GOODWIN TAX-EXEMPT BOND FUND)

Effective July 1, 2005, the fund's investment adviser is implementing an expense cap of total fund operating expenses at 1.00% for Class A Shares and 1.75% for Class B Shares. On page 27, under the heading "Fund Fees and Expenses," the "Annual Fund Operating Expenses" portion of the fee table is replaced and footnote (c) added as follows:

   --------------------------------------------------------------------------
                                                       CLASS A     CLASS B
                                                        SHARES      SHARES
   -------------------------------------------------- ----------- -----------
   ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT
   ARE DEDUCTED FROM FUND ASSETS)
   --------------------------------------------------------------------------
   Management Fees                                       0.45%      0.45%
   -------------------------------------------------- ----------- -----------
   Distribution and Service (12b-1) Fees                 0.25%      1.00%
   -------------------------------------------------- ----------- -----------
   Other Expenses                                        0.42%      0.42%
                                                         -----      -----
   -------------------------------------------------- ----------- -----------
   TOTAL ANNUAL FUND OPERATING EXPENSES                  1.12%      1.87%
   -------------------------------------------------- ----------- -----------
   Expense Reduction(c)                                 (0.12)%    (0.12)%
                                                        -------    -------
   -------------------------------------------------- ----------- -----------
   NET ANNUAL FUND OPERATING EXPENSES                    1.00%      1.75%
                                                         =====      =====
   -------------------------------------------------- ----------- -----------
   (c) Contractual arrangement with the fund's investment adviser to limit the fund's total operating expenses (including interest, taxes and extraordinary expenses) through March 31, 2006, so that such expenses do not exceed 1.00% for Class A Shares and 1.75% for Class B Shares. The adviser will not seek to recapture any reimbursed operating expenses in the future.

   Additionally, the first example table on page 27 is replaced with the following:

   -------------------------------------------------------------------------
   CLASS              1 YEAR        3 YEARS        5 YEARS       10 YEARS
   --------------- ------------- -------------- ------------- --------------
   Class A             $572           $803          $1,052        $1,763
   --------------- ------------- -------------- ------------- --------------
   Class B             $578           $776          $1,000        $2,181
   -------------------------------------------------------------------------

   The second example table on page 28 is replaced with the following:

   -------------------------------------------------------------------------
   CLASS              1 YEAR        3 YEARS        5 YEARS       10 YEARS
   --------------- ------------- -------------- ------------- --------------
   Class B             $178           $576          $1,000        $2,181
   -------------------------------------------------------------------------

The following disclosure is added below the second table:

   The examples assume that the expense reimbursement obligations of the adviser are in effect for one year. Thereafter, the examples do not reflect any expense reimbursement.



         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                               FUTURE REFERENCE.



PXP 467 MPF-SAChanges (07/05)

                      PHOENIX INTERNATIONAL STRATEGIES FUND
            (FORMERLY KNOWN AS PHOENIX-ABERDEEN INTERNATIONAL FUND),
                    A SERIES OF PHOENIX MULTI-PORTFOLIO FUND
    Supplement dated July 1, 2005 to the Statement of Additional Information
                              dated March 29, 2005,
          as supplemented April 1, 2005, May 17, 2005 and June 17, 2005


IMPORTANT NOTICE TO INVESTORS

Effective July 1, 2005, Acadian Asset Management, Inc. ("Acadian") and New Star Institutional Managers Limited ("New Star") are the subadvisers to the fund, replacing Aberdeen Asset Management, Inc. ("Aberdeen"). All references to Aberdeen in the fund's current Statement of Additional Information are hereby deleted.

Additionally, the name of the fund was changed as follows:

--------------------------------------------------------------------------------
              Old Name                                 NEW NAME
-------------------------------------- -----------------------------------------
Phoenix-Aberdeen International Fund      PHOENIX INTERNATIONAL STRATEGIES FUND
--------------------------------------------------------------------------------

The current Statement of Additional Information for the fund is, therefore, hereby supplemented as follows:

The "Investment Techniques and Risks" section is amended as follows:

   The disclosure regarding Emerging Market Securities on page 2 of the SAI hereby applies to the International Fund.

   The disclosure regarding Real Estate Investment Trusts on page 11 hereby applies to the International Fund.

On page 22, under the new heading "Services of the Advisers and Subadvisers", the third paragraph is hereby deleted and replaced with the following:

   Acadian Asset Management, Inc. ("Acadian") is a subadviser to the International Strategies Fund and is located at One Post Office Square, 20th Floor, Boston, Massachusetts 02109. Acadian is a wholly-owned subsidiary of Old Mutual Asset Managers (US) LLC, which is wholly-owned by Old Mutual (US) Holdings, Inc. Old Mutual (US) Holdings, Inc. is wholly-owned by OM Group
   (UK) Limited. OM Group (UK) Limited is wholly-owned by Old Mutual PLC. Acadian serves as investment adviser to institutional portfolios in the same style as is provided to the fund. As of March 31, 2005, Acadian had approximately $15.5 billion in assets under management.

   New Star Institutional Managers Limited ("New Star") is a subadviser to the International Strategies Fund and is located at 1 Knightsbridge Green, London, United Kingdom, SW1X7NE. New Star is wholly-owned by New Star Institutional Managers Holdings Limited, which is wholly-owned by New Star Asset Management Group Limited. New Star serves as investment adviser to fund vehicles registered in the European Union, charitable foundations, corporations, institutional investors and private accounts. As of March 31, 2005, New Star had approximately U.S. $8.7 billion in assets under management.

   The Subadvisory Agreements provide that the adviser, PIC, will delegate to Acadian and New Star the performance of certain of its investment management services with respect to the International Strategies Fund. Acadian and New Star will furnish at their own expense the office facilities and personnel necessary to perform such services. The Subadvisory Agreements will continue in effect from year to year if specifically approved at least annually by the Trustees, including a majority of the independent Trustees.

   For their services as subadvisers, PIC will pay Acadian and New Star compensation on the aggregated international assets across all Phoenix Funds subadvised by each, based on the schedules below:

   -----------------------------------------------------------------------------------------------
                                                         $200+ million
                                 1st $200 million     through $500 million      $500+ million
   -------------------------- ---------------------- ---------------------- ----------------------
   Acadian Subadvisory Fee             0.50%                  0.40%                  0.35%
   -----------------------------------------------------------------------------------------------

   ------------------------------------------------------------------------
                                 1st $100 million        $100+ million
   -------------------------- ---------------------- ----------------------
   New Star Subadvisory Fee            0.50%                  0.40%
   ------------------------------------------------------------------------


                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.



PXP 467B MPF-SAChanges (07/05)